Calvert
Mid-Cap Fund
December 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 100.2%

Security	Shares	Value
Automobile Components — 3.9%
Aptiv PLC(1)	43,298	$ 3,884,696
Dorman Products, Inc.(1)	66,224	5,523,744
		$ 9,408,440
Automobiles — 0.5%
Harley-Davidson, Inc.	34,417	$ 1,267,922
		$ 1,267,922
Banks — 1.1%
Commerce Bancshares, Inc.	50,510	$ 2,697,739
		$2,697,739
Biotechnology — 0.6%
Neurocrine Biosciences, Inc.(1)	10,351	$1,363,848
		$1,363,848
Building Products — 2.1%
Trex Co., Inc.(1)	61,052	$5,054,495
		$5,054,495
Capital Markets — 5.4%
LPL Financial Holdings, Inc.	18,634	$4,241,471
MarketAxess Holdings, Inc.	10,256	3,003,470
Tradeweb Markets, Inc., Class A	62,756	5,703,265
		$12,948,206
Chemicals — 2.3%
Quaker Chemical Corp.	26,384	$5,630,873
		$5,630,873
Commercial Services & Supplies — 4.1%
Copart, Inc.(1)	99,311	$4,866,239
Rentokil Initial PLC ADR(2)	175,852	5,031,126
		$9,897,365
Communications Equipment — 2.4%
Motorola Solutions, Inc.	18,099	$5,666,616
		$5,666,616
Consumer Staples Distribution & Retail — 1.5%
Casey's General Stores, Inc.	8,752	$2,404,524
Sysco Corp.	17,320	1,266,612
		$3,671,136
Containers & Packaging — 2.6%
AptarGroup, Inc.	51,392	$6,353,079
		$6,353,079
Security	Shares	Value
Electric Utilities — 4.1%
Alliant Energy Corp.	121,200	$ 6,217,560
Xcel Energy, Inc.	59,507	3,684,078
		$ 9,901,638
Electrical Equipment — 3.2%
AMETEK, Inc.	34,813	$ 5,740,315
Generac Holdings, Inc.(1)	14,324	1,851,234
		$ 7,591,549
Electronic Equipment, Instruments & Components — 1.7%
TE Connectivity, Ltd.	29,319	$4,119,319
		$4,119,319
Financial Services — 0.5%
Euronet Worldwide, Inc.(1)	10,844	$1,100,558
		$1,100,558
Ground Transportation — 0.9%
Landstar System, Inc.	11,572	$2,240,918
		$2,240,918
Health Care Equipment & Supplies — 8.9%
Cooper Cos., Inc. (The)	20,603	$7,796,999
Envista Holdings Corp.(1)	103,215	2,483,353
IDEXX Laboratories, Inc.(1)	7,377	4,094,604
Teleflex, Inc.	28,115	7,010,194
		$21,385,150
Health Care Providers & Services — 0.5%
R1 RCM, Inc.(1)	117,744	$1,244,554
		$1,244,554
Hotels, Restaurants & Leisure — 5.5%
Aramark	61,616	$1,731,410
Domino's Pizza, Inc.	13,130	5,412,580
Wyndham Hotels & Resorts, Inc.	74,337	5,977,438
		$13,121,428
Household Products — 1.3%
Church & Dwight Co., Inc.	32,533	$3,076,320
		$3,076,320
Industrial REITs — 2.4%
Rexford Industrial Realty, Inc.	105,204	$5,901,944
		$5,901,944
Insurance — 6.5%
RLI Corp.	32,377	$4,310,026
Ryan Specialty Holdings, Inc.(1)	42,310	1,820,176

Calvert
Mid-Cap Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
W.R. Berkley Corp.	67,706	$ 4,788,169
White Mountains Insurance Group, Ltd.	3,078	4,632,421
		$ 15,550,792
IT Services — 2.8%
VeriSign, Inc.(1)	32,281	$ 6,648,595
		$ 6,648,595
Machinery — 6.0%
Graco, Inc.	51,398	$ 4,459,290
Middleby Corp. (The)(1)	26,556	3,908,247
Nordson Corp.	22,743	6,007,791
		$14,375,328
Multi-Utilities — 2.6%
CMS Energy Corp.	105,996	$6,155,188
		$6,155,188
Pharmaceuticals — 2.3%
Jazz Pharmaceuticals PLC(1)	13,124	$1,614,252
Royalty Pharma PLC, Class A	136,338	3,829,734
		$5,443,986
Professional Services — 1.1%
Ceridian HCM Holding, Inc.(1)	39,313	$2,638,689
		$2,638,689
Residential REITs — 4.6%
Equity LifeStyle Properties, Inc.	90,898	$6,411,945
Mid-America Apartment Communities, Inc.	34,497	4,638,467
		$11,050,412
Semiconductors & Semiconductor Equipment — 1.7%
Microchip Technology, Inc.	45,831	$4,133,040
		$4,133,040
Software — 6.5%
Fair Isaac Corp.(1)	2,062	$2,400,189
Synopsys, Inc.(1)	11,946	6,151,115
Tyler Technologies, Inc.(1)	16,743	7,000,583
		$15,551,887
Specialized REITs — 2.6%
Lamar Advertising Co., Class A	58,368	$6,203,351
		$6,203,351
Security	Shares	Value
Specialty Retail — 4.2%
Burlington Stores, Inc.(1)	14,367	$ 2,794,094
O'Reilly Automotive, Inc.(1)	6,383	6,064,361
RH(1)	3,872	1,128,610
		$ 9,987,065
Trading Companies & Distributors — 3.8%
Core & Main, Inc., Class A(1)	175,364	$ 7,086,459
United Rentals, Inc.	3,764	2,158,353
		$ 9,244,812
Total Common Stocks (identified cost $206,946,085)		$240,626,242

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(3)	312,258	$ 312,258
Total Short-Term Investments (identified cost $312,258)		$ 312,258
Total Investments — 100.3% (identified cost $207,258,343)		$240,938,500
Other Assets, Less Liabilities — (0.3)%		$ (797,358)
Net Assets — 100.0%		$240,141,142

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2023. The aggregate market value of securities on loan at December 31, 2023 was $1,114,817 and the total market value of the collateral received by the Fund was $1,163,931, comprised of U.S. government and/or agencies securities.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.

Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Calvert
Mid-Cap Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at December 31, 2023.
Affiliated Investments
At December 31, 2023, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $312,258, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$355,064	$ —	$ (360,000)	$ —	$4,936	$ —	$ 1,110	$ —
Short-Term Investments
Liquidity Fund, Institutional Class(2)	6,229	10,058,852	(9,752,823)	—	—	312,258	12,953	312,258
Total				$ —	$4,936	$312,258	$14,063

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$240,626,242(1)	$ —	$ —	$240,626,242
Short-Term Investments	312,258	—	—	312,258
Total Investments	$240,938,500	$ —	$ —	$240,938,500

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
3